OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2012
Other long-term debt
OTHER LONG-TERM LIABILITIES

15.                   OTHERLONG-TERM LIABILITIES

Other long-term liabilities as of December 31, 2012 consisted of the following:

December 31, 2012

Interest free government loan	4,772

Total other long-term liabilities	4,772

In May 2012, the Group entered a Strategic Cooperative Framework Agreement, or the Framework Agreement with the Fuzhou Municipal Government to jointly develop, produce, and market SVAC-based security surveillance products in Fuzhou. Under the Framework Agreement, the Fuzhou Municipal Government agreed to grant Vimicro Fuzhou RMB30 million ($4,772) of subsidy for which no repayment will be required and provide a RMB60 million ($9,546) interest free government loan. The total amount will be paid as two equal payments in 2012 and 2013 separately. The first payment will be made within three months of the setup of the new Vimicro subsidiary in 2012 and the second payment with the same amount will be made in the same period of 2013. The government loan will be repaid in full by Vimicro Fuzhou within five years of its inception since its incorporation, or upon Vimicro Fuzhou becoming a listed company, whichever is earlier.  In December 2012, Vimicro Fuzhou received the RMB15 million ($2,386) becoming a listed company government grant and RMB30 million (US$4,772) government loan from the Fuzhou Municipal Government.